                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.  Please print or type.
-------------------------------------------------------------------------------
  1.     Name and address of issuer:

         Pacific Select Fund
         700 Newport Center Drive
         Newport Beach, CA  92660

-------------------------------------------------------------------------------
  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

-------------------------------------------------------------------------------
  3.     Investment Company Act File Number:      811-5141

         Securities Act File Number:              33-13954

-------------------------------------------------------------------------------
  4(a).  Last day of fiscal year for which this Form is filed:

         December 31, 2001

-------------------------------------------------------------------------------
  4(b).  [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
              (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
  4(c).  [_]  Check box if this is the last time the issuer will be filing this
              Form.

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
  5.   Calculation of registration fee:

       (i)    Aggregate sale price of securities sold
              during the fiscal year pursuant to section 24(f):                     $1,490,229,724
                                                                                    --------------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                $1,399,626,467
                                                                 --------------
       (iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:                    $0
                                                                 --------------

       (iv)   Total available redemption credits
              [add Items 5(ii) and 5(iii)]:                                      -  $1,399,626,467
                                                                                    --------------

       (v)    Net Sales - if Item 5(i) is greater than Item
              5(iv) [subtract Item 5(iv) from Item 5(i)]:        $   90,603,257
                                                                 --------------

   ------------------------------------------------------------------------------
   |   (vi)   Redemption credits available for use in            $ (          )  |
   |          future years - if Item 5(i) is less than           --------------  |
   |          Item 5(iv) [subtract Item 5(iv) from                               |
   |          Item 5(i)]:                                                        |
   -------------------------------------------------------------------------------

       (vii)  Multiplier for determining registration fee                             x    .000092
              (See Instruction C.9):                                                      --------

       (viii) Registration fee due (multiply Item 5(v) by                             =  $8,335.50
              Item 5(vii)  (enter "0" if no fee is due):                                 =========

--------------------------------------------------------------------------------------------------

  6.   Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:

       N/A

       If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

       N/A

-------------------------------------------------------------------------------
  7.   Interest due -- if this Form is being filed more
       than 90 days after the end of the issuer's fiscal
       year (See Instruction D):                                   + $0
                                                                     ----------

-------------------------------------------------------------------------------